Inventories (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Inventories [Abstract]
Inventory valuation allowance		$ 83,419	$ 81,621